NON-FINANCIAL ASSETS AND LIABILITIES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	$ 111	$ 108
Increase	3	3
Decrease	(4)
Impairment	(1)
Intangible assets, ending	109	111
Intangible assets amortization, beginning	(16)	(12)
Depreciation for the year	(4)	(4)
Intangible assets amortization, ending	(20)	(16)
Intangible assets	89	95
Concession Agreements [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	2
Increase
Decrease
Impairment
Intangible assets, ending	2	2
Intangible assets amortization, beginning	(2)
Depreciation for the year
Intangible assets amortization, ending	(2)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	35
Increase
Decrease
Impairment
Intangible assets, ending	35	35
Intangible assets	35	35
Intangibles Identified In Acquisitions Of Companies [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	71
Increase
Decrease
Impairment
Intangible assets, ending	71	71
Intangible assets amortization, beginning	(14)
Depreciation for the year	(4)
Intangible assets amortization, ending	(18)
Intangible assets	53	57
Digital Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	3
Increase	3
Decrease	(4)
Impairment	(1)
Intangible assets, ending	1	3
Intangible assets	$ 1	$ 3